Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities
Net income (loss) for the year	$ 55,757	$ (31)
Adjustments for:
Depreciation and depletion	108,247	100,479
Interest and other finance income	(11,910)	(11,761)
Interest expense	30,010	32,325
Income tax expense	30,372	8,121
Non-cash foreign exchange loss (gain)	2,162	(13,002)
Loss on redemption of convertible debt	5,423	0
Other	11,541	6,883
Net changes in non-cash working capital items	(61,046)	(30,934)
Cash generated from operating activities before interest and taxes	170,556	92,080
Moratorium paid	(3,862)	(5,683)
Interest paid	(11,646)	(13,831)
Income taxes paid	(20,850)	(12,797)
Cash generated by operating activities	134,198	59,769
Cash flows from investing activities
Expenditures on mineral properties, plant and equipment	(135,768)	(158,031)
Purchase of marketable securities	(3,435)	(23,057)
Loan to joint venture partner	(1,967)	(8,032)
Net proceeds from sale of marketable securities	3,308	63,445
Interest received	9,697	9,219
Acquisition of non-controlling interest	(2,415)	0
Other	252	526
Cash used in investing activities	(130,328)	(115,930)
Cash flows from financing activities
Proceeds from exercise of stock options	7,237	5,320
Funding from non-controlling interest	3,710	15,196
Redemption of convertible notes	(152,250)	0
Issuance of convertible notes	230,000	0
Convertible notes issuance costs	(7,068)	0
Lease payments	(1,076)	0
Cash generated by financing activities	80,553	20,516
Effect of foreign exchange rate changes on cash and cash equivalents	12	(5,007)
Increase (decrease) in cash and cash equivalents	84,435	(40,652)
Cash and cash equivalents, beginning of year	419,212	459,864
Cash and cash equivalents, end of year	$ 503,647	$ 419,212